Average Annual Total Returns - Multi-trust Docubuilder Book - Eaton Vance Income Fund of Boston	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.43%
ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	4.49%	6.44%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	4.50%	6.43%
A
Prospectus [Line Items]
Average Annual Return, Percent	4.75%	3.94%	5.28%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.24%	1.72%	3.02%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.76%	2.07%	3.12%
C
Prospectus [Line Items]
Average Annual Return, Percent	6.37%	3.84%	4.83%
I
Prospectus [Line Items]
Average Annual Return, Percent	8.44%	4.90%	5.89%
R
Prospectus [Line Items]
Average Annual Return, Percent	7.91%	4.38%	5.35%
R6
Prospectus [Line Items]
Average Annual Return, Percent	8.55%	5.00%	5.98%